UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22492

MainGate Trust

(Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 720, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Geoffrey P. Mavar

6075 Poplar Ave., Suite 720, Memphis, TN 38119

(Name and address of agent for service)

(901) 537-1866

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

MainGate MLP Fund
Class A | AMLPX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of  December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.70%
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (A) returned -5.07% for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (A) underperformed its primary benchmark, the S&P 500 TR Index, by 2,007 basis points for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (A) underperformed its secondary benchmark, the Alerian MLP Total Return Index, by 862 basis points for the 12 months ended November 30, 2025.
• Key factors that materially affected performance during the period included increased market appreciation for the role midstream assets play in liquefied natural gas (LNG) exports, as well as power demand growth due to data centers and onshoring of industrial capacity, offset by continued market digestion of shifting interest, inflation, and recession expectations, as well as the course of the Chinese economy, geopolitics, AI power demand, and macro oil policy.
• We focused on companies that have communicated capital allocation priorities clearly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-5.07	26.39	7.39
Class A (with sales charge)	-10.53	24.89	6.76
S&P 500 TR	15.00	15.28	14.63
Alerian MLP Total Return Index	3.55	27.00	8.63
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
MainGate MLP Fund	PAGE 1	TSR-AR-560599102

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$764,931,435
Number of Holdings	16
Net Advisory Fee	$10,282,693
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN?  (% of total investments as of  November 30, 2025)

Top 10 Issuers	(%)
MPLX, L.P.	14.9%
Targa Resources Corp.	13.1%
Energy Transfer, L.P.	12.6%
Western Midstream Partners, L.P.	10.3%
Plains GP Holdings, L.P.	9.3%
ONEOK, Inc.	8.7%
Williams Companies, Inc.	8.0%
Enterprise Products Partners, L.P.	7.6%
Cheniere Energy, Inc.	6.8%
Genesis Energy, L.P.	2.5%
Industry Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.maingatefunds.com/individual_investors/fund_literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to those addresses shared by two or more accounts and to shareholders that the Transfer Agent reasonably believes are from the same family or household (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-MLP-FUND (1-855-657-3863), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
MainGate MLP Fund	PAGE 2	TSR-AR-560599102

MainGate MLP Fund
Class C | MLCPX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of  December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.45%
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (C) returned -5.75% for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (C) underperformed its primary benchmark, the S&P 500 TR Index, by 2,075 basis points for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (C) underperformed its secondary benchmark, the Alerian MLP Total Return Index, by 930 basis points for the 12 months ended November 30, 2025.
• Key factors that materially affected performance during the period included increased market appreciation for the role midstream assets play in liquefied natural gas (LNG) exports, as well as power demand growth due to data centers and onshoring of industrial capacity, offset by continued market digestion of shifting interest, inflation, and recession expectations, as well as the course of the Chinese economy, geopolitics, AI power demand, and macro oil policy.
• We focused on companies that have communicated capital allocation priorities clearly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	-5.75	25.36	6.58
Class C (with sales charge)	-6.64	25.36	6.58
S&P 500 TR	15.00	15.28	14.63
Alerian MLP Total Return Index	3.55	27.00	8.63
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
MainGate MLP Fund	PAGE 1	TSR-AR-560599300

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$764,931,435
Number of Holdings	16
Net Advisory Fee	$10,282,693
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN?  (% of total investments as of  November 30, 2025)

Top 10 Issuers	(%)
MPLX, L.P.	14.9%
Targa Resources Corp.	13.1%
Energy Transfer, L.P.	12.6%
Western Midstream Partners, L.P.	10.3%
Plains GP Holdings, L.P.	9.3%
ONEOK, Inc.	8.7%
Williams Companies, Inc.	8.0%
Enterprise Products Partners, L.P.	7.6%
Cheniere Energy, Inc.	6.8%
Genesis Energy, L.P.	2.5%
Industry Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.maingatefunds.com/individual_investors/fund_literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to those addresses shared by two or more accounts and to shareholders that the Transfer Agent reasonably believes are from the same family or household (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-MLP-FUND (1-855-657-3863), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
MainGate MLP Fund	PAGE 2	TSR-AR-560599300

MainGate MLP Fund
Class I | IMLPX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of  December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.45%
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (I) returned -4.78% for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (I) underperformed its primary benchmark, the S&P 500 TR Index, by 1,978 basis points for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (I) underperformed its secondary benchmark, the Alerian MLP Total Return Index, by 833 basis points for the 12 months ended November 30, 2025.
• Key factors that materially affected performance during the period included increased market appreciation for the role midstream assets play in liquefied natural gas (LNG) exports, as well as power demand growth due to data centers and onshoring of industrial capacity, offset by continued market digestion of shifting interest, inflation, and recession expectations, as well as the course of the Chinese economy, geopolitics, AI power demand, and macro oil policy.
• We focused on companies that have communicated capital allocation priorities clearly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	-4.78	26.69	7.65
S&P 500 TR	15.00	15.28	14.63
Alerian MLP Total Return Index	3.55	27.00	8.63
MainGate MLP Fund	PAGE 1	TSR-AR-560599201

Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$764,931,435
Number of Holdings	16
Net Advisory Fee	$10,282,693
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN?  (% of total investments as of  November 30, 2025)

Top 10 Issuers	(%)
MPLX, L.P.	14.9%
Targa Resources Corp.	13.1%
Energy Transfer, L.P.	12.6%
Western Midstream Partners, L.P.	10.3%
Plains GP Holdings, L.P.	9.3%
ONEOK, Inc.	8.7%
Williams Companies, Inc.	8.0%
Enterprise Products Partners, L.P.	7.6%
Cheniere Energy, Inc.	6.8%
Genesis Energy, L.P.	2.5%
Industry Breakdown (%)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.maingatefunds.com/individual_investors/fund_literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to those addresses shared by two or more accounts and to shareholders that the Transfer Agent reasonably believes are from the same family or household (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-MLP-FUND (1-855-657-3863), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
MainGate MLP Fund	PAGE 2	TSR-AR-560599201

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-855-657-3863.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Burns is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for the preparation of U.S. Tax Returns and Taxable Income calculations. “All other fees” refer to other services provided by the principal accountant not reported in (a) through (c) below. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$119,500	$109,500
(b) Audit-Related Fees	None	None
(c) Tax Fees	9,180	6,820
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Registrant’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	$9,180	$6,820
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

MainGate MLP Fund
Class A (AMLPX)
Class C (MLCPX)
Class I (IMLPX)
6075 Poplar Avenue, Suite 720 | Memphis, TN 38119 | 855.MLP.FUND (855.657.3863) | www.maingatefunds.com
Annual Report
November 30, 2025

MainGate MLP Fund
Schedule of Investments
November 30, 2025

	Shares/Units	Fair Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS - 109.6%
Crude/Refined Products Pipelines and Storage - 30.8%
Canada - 0.5%
Enbridge, Inc.	70,000	$3,414,600
United States - 30.3%
Genesis Energy, L.P.	1,340,000	20,890,600
MPLX, L.P.	2,300,000	124,959,000
Phillips 66	58,000	7,943,680
Plains GP Holdings, L.P.	4,218,000	78,201,720
		231,995,000
Total Crude/Refined Products Pipelines and Storage		235,409,600
Natural Gas Gathering/Processing - 28.5%
United States - 28.5%
Antero Midstream Corp.	450,000	8,104,500
Kinetik Holdings, Inc.	400,000	13,872,000
Targa Resources Corp.	625,000	109,568,750
Western Midstream Partners, L.P.	2,200,000	86,526,000
Total Natural Gas Gathering/Processing		218,071,250
Natural Gas/Natural Gas Liquid Pipelines and Storage - 50.3%
United States - 50.3%
Cheniere Energy, Inc.	275,000	57,326,500
DT Midstream, Inc.	85,000	10,324,100
Energy Transfer, L.P.	6,300,000	105,273,000
Enterprise Products Partners, L.P.	1,950,000	63,843,000
Kinder Morgan, Inc.	300,000	8,196,000
ONEOK, Inc.	1,000,000	72,820,000
Williams Companies, Inc.	1,100,000	67,023,000
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		384,805,600
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS (Cost $345,283,286)		838,286,450
TOTAL INVESTMENTS - 109.6% (Cost $345,283,286)		$838,286,450
Liabilities in Excess of Other Assets - (9.6)%		(73,355,015)
TOTAL NET ASSETS - 100.0%		$764,931,435

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

1

MAINGATE MLP FUND
Statement of Assets and Liabilities
November 30, 2025

ASSETS
Investments at fair value (cost $345,283,286)	$838,286,450
Cash	6,591,849
Dividends receivable	156,125
Receivable for Fund shares sold	45,397
Prepaid expenses	118,495
Total assets	845,198,316
LIABILITIES
Deferred tax liability, net	78,790,156
Payable to Adviser(1)	775,085
Payable for Fund shares redeemed	348,675
Payable for 12b-1 distribution fee(1)	43,887
Payable to Custodian(1)	8,681
Accrued expenses and other liabilities	300,397
Total liabilities	80,266,881
NET ASSETS	$764,931,435
Net Assets Consist of
Paid-in capital	$714,920,849
Total distributable earnings, net of deferred taxes	50,010,586
Net assets	$764,931,435

(1)	Agreements and Related Party Transactions (See Note 4)

Unlimited shares authorized, no par value	Class A	Class C	Class I
Net assets	$43,137,084	$16,624,045	$705,170,306
Shares issued and outstanding	4,617,904	1,997,156	70,796,254
Net asset value, redemption price and minimum offering price per share	$9.34	$8.32	$9.96
Maximum offering price per share (Net asset value/0.9425)	$9.91	N/A	N/A

The accompanying notes are an integral part of these financial statements.

2

MainGate MLP Fund
Statement of Operations
For the Fiscal Year Ended November 30, 2025

Investment Income
Distributions received from master limited partnerships (net of return of capital of $32,508,334)	$7,029,601
Dividends from common stock (net of return of capital distributions of $1,160,918)(1)	10,569,231
Total investment income	17,598,832
EXPENSES
Advisory fees(2)	10,282,693
Administrator fees(2)	581,098
Professional fees	250,672
Insurance expense	247,608
Transfer agent expense(2)	204,185
Reports to shareholders	96,066
Trustees’ fees	72,000
Compliance fees	71,744
Registration fees	57,817
Custodian fees and expenses(2)	54,135
Fund accounting fees(2)	800
12b-1 distribution fee - Class A(2)	114,717
12b-1 distribution fee - Class C(2)	182,437
Miscellaneous expenses	2,452
Total Expenses	12,218,424
Net Investment Income/(Loss), before taxes	5,380,408
Current and deferred tax expense	(885,077)
Net investment income/(loss), net of taxes	4,495,331
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments, before taxes	145,663,847
Current and deferred tax expense	(23,961,703)
Net realized gain/(loss) on investments, net of taxes	121,702,144
Net change in unrealized appreciation/(depreciation) on investments, before taxes	(206,175,590)
Deferred tax benefit	33,911,116
Net change in unrealized appreciation/(depreciation) on investments, net of taxes	(172,264,474)
Net realized and unrealized gain/(loss) on investments	(50,562,330)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,066,999)

(1)	Net of foreign withholding tax of $28,322.
(2)	Agreements and Related Party Transactions (See Note 4)
The accompanying notes are an integral part of these financial statements.

3

MAINGATE MLP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Fiscal Year Ended November 30,
	2025	2024
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss), net of taxes	$4,495,331	$(715,245)
Net realized gain/(loss) on investments, net of taxes	121,702,144	128,429,351
Net change in unrealized appreciation/(depreciation) on investments, net of taxes	(172,264,474)	155,912,226
Increase/(decrease) in net assets resulting from operations	(46,066,999)	283,626,332
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM
Distributable earnings	(2,177,142)	(2,164,212)
Tax return of capital	—	—
DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM
Distributable earnings	(955,707)	(1,110,124)
Tax return of capital	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM
Distributable earnings	(33,613,646)	(34,980,460)
Tax return of capital	—	—
Total distributions to Fund shareholders	(36,746,495)	(38,254,796)
CAPITAL SHARE TRANSACTIONS (NOTE 7)
Proceeds from shareholder subscriptions	79,074,123	77,813,161
Shares issued as reinvestment of distributions	30,739,698	30,522,866
Payments for redemptions	(195,379,763)	(217,982,089)
Decrease in net assets from capital share transactions	(85,565,942)	(109,646,062)
Total increase/(decrease) in net assets	(168,379,436)	135,725,474
NET ASSETS
Beginning of year	933,310,871	797,585,397
End of year	$764,931,435	$933,310,871

The accompanying notes are an integral part of these financial statements.

4

MainGate MLP Fund
Financial Highlights
Class A Shares

	Year Ended November 30,
	2025	2024	2023	2022	2021
Per Share Data(1)
Net asset value, beginning of year	$10.32	$7.69	$6.92	$5.15	$3.91
Income from Investment Operations
Net investment income/(loss)(2)	0.03	(0.03)	(0.05)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.55)	3.09	1.22	2.21	1.71
Total increase (decrease) from investment operations	(0.52)	3.06	1.17	2.17	1.64
Less Distributions to Shareholders From
Distributable earnings	(0.46)	(0.43)	(0.40)	(0.06)	(0.06)
Tax return of capital	—	—	—	(0.34)	(0.34)
Total distributions to shareholders	(0.46)	(0.43)	(0.40)	(0.40)	(0.40)
Net asset value, end of year	$9.34	$10.32	$7.69	$6.92	$5.15
Total Investment Return (excludes front-end sales load)	(5.07)%	41.29%	17.62%	43.28%	42.66%
Supplemental Data and Ratios
Net assets, end of year (millions)	$43	$50	$39	$36	$31
Ratio of Expenses to Average Net Assets(3)
Net deferred federal income and state tax (benefit) expense (“taxes”)	(1.10)%	9.74%	1.41%	0.00%‡	0.02%
Expenses (excluding taxes) before (waiver) recoupment	1.70%	1.71%	1.75%	1.69%	1.68%
Expenses (excluding taxes) after (waiver) recoupment	1.70%	1.72%	1.74%	1.69%	1.68%
Expenses (including taxes) before (waiver) recoupment	0.60%	11.45%	3.15%	1.69%	1.70%
Expenses (including taxes) after (waiver) recoupment	0.60%	11.46%	3.14%	1.69%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(3)
Net investment income (loss) (excluding taxes applied to net investment income (loss)) before waiver (recoupment)	0.44%	(0.32)%	(0.82)%	(0.67)%	(1.44)%
Net investment income (loss) (excluding taxes applied to net investment income (loss)) after waiver (recoupment)	0.44%	(0.33)%	(0.81)%	(0.67)%	(1.44)%
Net investment income (loss) (including taxes applied to net investment income (loss)) before waiver (recoupment)	0.33%	(0.29)%	(0.79)%	(0.67)%	(1.46)%
Net investment income (loss) including taxes, after (waiver) recoupment	0.33%	(0.30)%	(0.78)%	(0.67)%	(1.46)%
Portfolio turnover rate(4)	25.20%	15.31%	8.27%	3.26%	20.80%

‡	Less than 0.01%.
(1)	Information presented relates to a share of Class A for the entire period.
(2)	Calculated using average shares outstanding method.
(3)	For the year ended November 30, 2025, the Fund accrued $9,064,336 in net deferred tax benefit, of which $505,625 is attributable to Class A.
For the year ended November 30, 2024, the Fund accrued $76,993,079 in net deferred tax expense, of which $4,134,878 is attributable to Class A.
For the year ended November 30, 2023, the Fund accrued $10,861,413 in net deferred tax expense, of which $497,327 is attributable to Class A.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

5

MainGate MLP Fund
Financial Highlights
Class C Shares

	Year Ended November 30,
	2025	2024	2023	2022	2021
Per Share Data(1)
Net asset value, beginning of year	$9.31	$7.03	$6.40	$4.82	$3.72
Income from Investment Operations
Net investment income/(loss)(2)	(0.04)	(0.08)	(0.10)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.49)	2.79	1.13	2.06	1.60
Total increase (decrease) from investment operations	(0.53)	2.71	1.03	1.98	1.50
Less Distributions to Shareholders From
Distributable earnings	(0.46)	(0.43)	(0.40)	(0.06)	(0.06)
Tax return of capital	—	—	—	(0.34)	(0.34)
Total distributions to shareholders	(0.46)	(0.43)	(0.40)	(0.40)	(0.40)
Net asset value, end of year	$8.32	$9.31	$7.03	$6.40	$4.82
Total Investment Return (excludes contingent deferred sales charge)	(5.75)%	40.15%	16.83%	42.25%	41.02%
Supplemental Data and Ratios
Net assets, end of year (millions)	$17	$22	$21	$20	$17
Ratio of Expenses to Average Net Assets(3)
Net deferred federal income and state tax (benefit) expense (“taxes”)	(1.10)%	9.74%	1.41%	0.00%‡	0.02%
Expenses (excluding taxes) before (waiver) recoupment	2.45%	2.46%	2.50%	2.44%	2.43%
Expenses (excluding taxes) after (waiver) recoupment	2.45%	2.47%	2.49%	2.44%	2.43%
Expenses (including taxes) before (waiver) recoupment	1.35%	12.20%	3.90%	2.44%	2.45%
Expenses (including taxes) after (waiver) recoupment	1.35%	12.21%	3.89%	2.44%	2.45%
Ratio of Net Investment Income (Loss) to Average Net Assets(3)
Net investment income (loss) (excluding taxes applied to net investment income (loss)) before waiver (recoupment)	(0.31)%	(1.07)%	(1.57)%	(1.42)%	(2.19)%
Net investment income (loss) (excluding taxes applied to net investment income (loss)) after waiver (recoupment)	(0.31)%	(1.08)%	(1.56)%	(1.42)%	(2.19)%
Net investment income (loss) (including taxes applied to net investment income (loss)) before waiver (recoupment)	(0.42)%	(1.04)%	(1.54)%	(1.42)%	(2.21)%
Net investment income (loss) including taxes, after (waiver) recoupment	(0.42)%	(1.05)%	(1.53)%	(1.42)%	(2.21)%
Portfolio turnover rate(4)	25.20%	15.31%	8.27%	3.26%	20.80%

‡	Less than 0.01%.
(1)	Information presented relates to a share of Class C for the entire period.
(2)	Calculated using average shares outstanding method.
(3)	For the year ended November 30, 2025, the Fund accrued $9,064,336 in net deferred tax benefit, of which $201,026 is attributable to Class C.
For the year ended November 30, 2024, the Fund accrued $76,993,079 in net deferred tax expense, of which $1,928,263 is attributable to Class C.
For the year ended November 30, 2023, the Fund accrued $10,861,413 in net deferred tax expense, of which $271,652 is attributable to Class C.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

6

MainGate MLP Fund
Financial Highlights
Class I Shares

	Year Ended November 30,
	2025	2024	2023	2022	2021
Per Share Data(1)
Net asset value, beginning of year	$10.94	$8.11	$7.26	$5.37	$4.06
Income from Investment Operations
Net investment income/(loss)(2)	0.06	—◊	(0.04)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.58)	3.26	1.29	2.32	1.77
Total increase (decrease) from investment operations	(0.52)	3.26	1.25	2.29	1.71
Less Distributions to Shareholders From
Distributable earnings	(0.46)	(0.43)	(0.40)	(0.06)	(0.06)
Tax return of capital	—	—	—	(0.34)	(0.34)
Total distributions to shareholders	(0.46)	(0.43)	(0.40)	(0.40)	(0.40)
Net asset value, end of year	$9.96	$10.94	$8.11	$7.26	$5.37
Total Investment Return	(4.78)%	41.62%	17.90%	43.74%	42.82%
Supplemental Data and Ratios
Net assets, end of year (millions)	$705	$861	$738	$782	$686
Ratio of Expenses to Average Net Assets(3)
Net deferred federal income and state tax (benefit) expense (“taxes”)	(1.10)%	9.74%	1.41%	0.00%‡	0.02%
Expenses (excluding taxes) before (waiver) recoupment	1.45%	1.46%	1.50%	1.44%	1.43%
Expenses (excluding taxes) after (waiver) recoupment	1.45%	1.47%	1.49%	1.44%	1.43%
Expenses (including taxes) before (waiver) recoupment	0.35%	11.20%	2.90%	1.44%	1.45%
Expenses (including taxes) after (waiver) recoupment	0.35%	11.21%	2.89%	1.44%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets(3)
Net investment income (loss) (excluding taxes applied to net investment income (loss)) before waiver (recoupment)	0.69%	(0.07)%	(0.57)%	(0.42)%	(1.19)%
Net investment income (loss) (excluding taxes applied to net investment income (loss)) after waiver (recoupment)	0.69%	(0.08)%	(0.56)%	(0.42)%	(1.19)%
Net investment income (loss) (including taxes applied to net investment income (loss)) before waiver (recoupment)	0.58%	(0.04)%	(0.54)%	(0.42)%	(1.21)%
Net investment income (loss) including taxes, after (waiver) recoupment	0.58%	(0.05)%	(0.53)%	(0.42)%	(1.21)%
Portfolio turnover rate(4)	25.20%	15.31%	8.27%	3.26%	20.80%

◊	Per share amount is less than $0.005.
‡	Less than 0.01%.
(1)	Information presented relates to a share of Class I for the entire period.
(2)	Calculated using average shares outstanding method.
(3)	For the year ended November 30, 2025, the Fund accrued $9,064,336 in net deferred tax benefit, of which $8,357,685 is attributable to Class I.
For the year ended November 30, 2024, the Fund accrued $76,993,079 in net deferred tax expense, of which $70,929,938 is attributable to Class I.
For the year ended November 30, 2023, the Fund accrued $10,861,413 in net deferred tax expense, of which $10,092,434 is attributable to Class I.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

7

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025
1. ORGANIZATION
MainGate MLP Fund (the “Fund”), a series of MainGate Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, non-diversified investment company. The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated November 3, 2010. The Fund’s investment objective is total return. The Fund offers three classes of shares: Class A, Class C and Class I. Class A and Class I commenced operations on February 17, 2011. Class C commenced operations on March 31, 2014.
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in master limited partnership (“MLP”) interests under normal circumstances as determined in the prospectus. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.
A.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the recognition of distribution income and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B.
Investment Valuation. Fund investments are recognized at fair value, and subsequent changes in fair value are recognized in unrealized appreciation/(depreciation) on investments in the Statement of Operations. The Fund uses the following valuation methods to determine fair value as either current market value for investments for which market quotations are available, or if not available, a fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time. The valuation of the portfolio securities of the Fund currently includes the following processes:

•
Equity Securities: Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.

•
Fixed Income Securities: Debt and fixed income securities will be priced by independent, third-party pricing agents approved by the Board of Trustees. These third-party pricing agents will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less will be valued at their amortized cost, which approximates fair market value.

•
Foreign Securities: Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund’s net asset value (“NAV”) calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund’s approved pricing sources. Chickasaw Capital Management, LLC (the “Adviser”) also monitors for the occurrence of

8

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Continued)
significant events that may cast doubts on the reliability of previously obtained market prices for foreign securities held by the Fund. The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates used for the conversion will be captured as of the London close each day.
C.
Security Transactions, Investment Income and Expenses. Security transactions are accounted for on a trade date basis. Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on the accrual basis. Distributions and dividends are recorded on the ex-dividend date. Distributions received from the Fund’s investments generally are comprised of ordinary income and return of capital. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Expenses are recorded on the accrual basis. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.
D.
Return of Capital. Distributions received from the Fund’s investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each investment and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the investments after their tax reporting periods are concluded.

For the year ended November 30, 2025, the Fund reallocated, through a change in estimate, the amount of the return of capital recognized based on the 2024 tax reporting information received. The impact of this change in estimate was to reduce the amount of return of capital by $7,502,095, with an offsetting increase to investment income.
E.
Dividends and Distributions to Shareholders. The Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund.

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in the Fund unless specifically instructed otherwise by a shareholder. The character of dividends and distributions to shareholders made during the period may differ from their ultimate characterization for federal income tax purposes.
F.	Federal Income Taxation. The Fund, taxed as a corporation, is obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%.
The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

9

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Continued)
The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations. For the year ended November 30, 2025, the Fund did not have interest or penalties associated with underpayment of income taxes.
G.
Indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts.

H.	Cash. Cash consists of deposits held with a bank. The Fund maintains cash in bank accounts which, at times, may exceed United States federally insured limits.
3. FAIR VALUE MEASUREMENTS
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels that follow.
Fair Value Measurements at Reporting Date Using:

Description	Fair Value at November 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Master Limited Partnerships and Related Common Stocks(1)	$838,286,450	$838,286,450	$—	$—
Total	$838,286,450	$838,286,450	$—	$—

(1)	All other industry classifications are identified in the Schedule of Investments.
4. AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays the Adviser a fee, payable at the end of each calendar month, at an annual rate equal to 1.25% of the average daily net assets of the Fund.
The Adviser has agreed to waive its advisory fee and/or reimburse certain operating expenses of the Fund, until at least March 31, 2027, but only to the extent necessary so that the Fund’s total annual expenses, excluding brokerage fees and commissions; borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short); taxes, including deferred income tax expense/(benefit) and state taxes; any indirect expenses, such as acquired fund fees and expenses; Class A 12b-1 fees, Class C 12b-1 fees, and extraordinary expenses, do not exceed 1.50% of the average daily

10

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Continued)
net assets of each class of the Fund. Any payment by the Adviser of the Fund’s operating, organizational and offering expenses are subject to repayment by the Fund in the three fiscal years following the fiscal year in which the payment was made; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.
Depending on the size of the initial purchase, Class A shares are subject to a maximum 5.75% front-end sales charge or a 1.00% contingent deferred sales charge if shares are redeemed within 18 months. Class C shares have no front-end sales charge, but are subject to a 1.00% contingent deferred sales charge within 12 months of redemption. Class I shares have no sales charge. Class A shareholders pay Rule 12b-1 fees at the annual rate of 0.25% of average daily net assets. Class C shareholders pay Rule 12b-1 fees at the annual rate of 1.00% of average daily net assets.
For the year ended November 30, 2025, contingent deferred sales charges of $0 and $606 were incurred by Class A and Class C shareholders, respectively.
Waived fees and reimbursed Fund expenses, including prior year expenses, are subject to potential recoupment by year of expiration. During the year ended November 30, 2025, the Fund did not waive or recoup any expenses. At November 30, 2025, there were no expenses available to be recouped.
Certain Trustees and Officers of the Trust/Fund are also Officers of the Adviser or Vigilant Compliance, LLC (“Vigilant”).
The Fund has engaged Vigilant to provide compliance services including the appointment of the Fund’s Chief Compliance Officer. Effective October 1, 2015, the Fund pays Vigilant a monthly fee of $4,728 for net assets up to $1.7 billion, $5,228 for net assets between $1.7 billion and $2.0 billion, $5,728 for net assets between $2.0 billion and $2.5 billion, and $6,000 for net assets above $2.5 billion with each rate subject to a 2% annual increase.
Quasar Distributors, LLC (“Quasar”) serves as the Fund’s distributor. The Fund has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to Class A and Class C shares. Class A shareholders pay Rule 12b-1 fees at the annual rate of 0.25% of average daily net assets. Class C shareholders pay Rule 12b-1 fees at the annual rate of 1.00% of average daily net assets. For the year ended November 30, 2025, 12b-1 distribution expenses of $114,717 and $182,437 were accrued by Class A and Class C shares, respectively.
The Fund reimbursed the Adviser for fees paid to financial intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub- administration and other services that the financial intermediaries provided to their clients. The financial intermediaries are the record owners of the Fund on the Fund’s records through omnibus accounts, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees are fees that the Fund is obligated to pay to such intermediaries, and the fees may vary based on, for example, the nature of services provided. The fees paid to such intermediaries by the Fund is only a portion of the full fee that is paid to the intermediaries, and the Adviser is obligated to pay the remaining amount. These amounts are included within 12b-1 distribution fees on the Statement of Operations.
The Fund has engaged U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (“Fund Services”) to provide administration and accounting services to the Fund. The Fund pays Fund Services a monthly fee computed at an annual rate of 0.10% of the first $75,000,000 of the Fund’s average daily net assets, 0.08% on the next $250,000,000 of average daily net assets and 0.05% on the balance of the Fund’s average daily net assets, with a minimum annual fee of $64,000 plus $12,000 per share class fee, imposed upon the Fund reaching certain asset levels.
Fund Services also serves as the Fund’s transfer agent (the “Transfer Agent”), dividend paying agent, and agent for the automatic dividend reinvestment plan. The Fund pays the Transfer Agent a $45,000 flat fee, imposed upon the Fund reaching certain asset levels, plus transaction and other out-of-pocket charges.
U.S. Bank, N.A. serves as the Fund’s custodian (the “Custodian”). The Fund pays the Custodian a monthly fee computed at an annual rate of 0.0075% of the first $250 million of market value and 0.0050% of the balance, with a minimum annual fee of $4,800, imposed upon Fund reaching certain asset levels, plus transaction and other out-of- pocket charges.

11

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Continued)
5. INCOME TAXES
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary differences between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are projected to be realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740), it is more likely- than-not some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods, significant redemptions, and the associated risks that operating and capital loss carryforwards may expire unused.
At November 30, 2025, the Fund determined no valuation allowance was required.
Changes to the factors considered in assessing the Fund’s valuation allowance may result in the Fund revising its position as to the recoverability of its deferred tax assets which may result in a change to the valuation allowance at a later date and could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.
Components of the Fund’s deferred tax assets and liabilities as of November 30, 2025, are as follows:
Deferred tax assets:

Net operating loss carryforward (tax basis)	$29,311,538
Capital loss carryforward (tax basis)	—
Valuation allowance	—
Other	(28,878)
Total deferred tax asset	$29,282,660

Less: Deferred tax liabilities:

Unrealized gains on investment securities (tax basis) - net	(108,072,816)
Net deferred tax liability	$(78,790,156)

The net operating loss carryforwards are available to offset future taxable income. The Fund has the following net operating loss and capital loss carryforward amounts:

Fiscal Year Ended Net Operating Loss Carryforwards	Amount	Expiration
November 30, 2017	$37,230,398	November 30, 2037
November 30, 2018	46,816,412	November 30, 2038
November 30, 2020	23,244,346	Indefinite
November 30, 2021	21,504,332	Indefinite
Total Net Operating Loss Carryforwards	$128,795,488

12

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Continued)
During the year ended November 30, 2025, the Fund utilized $64,807,474 of net operating loss carryforwards.
During the year ended November 30, 2025, the Fund utilized $97,636,601 of capital loss carryforwards.
The net operating loss prior to the Tax Cuts and Jobs Act (“TCJA”) can be carried forward for 20 years and, accordingly, unused capital losses of the Fund from pre-TCJA periods would begin to expire as of November 30, 2037. Any net operating losses arising in tax years beginning after December 31, 2017 will have an indefinite carry forward period. The TCJA also established a limitation for any net operating losses to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating losses which will apply to tax years of the Fund ending November 30, 2025 and beyond.
Total income tax expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income (loss) and realized and unrealized gains (losses) on investments before taxes for the year ended November 30, 2025, as follows:

Total Tax Expense (Benefit)	Amount	Rate
Tax Expense (Benefit) at Statutory Rates	$(11,577,581)	21.00%
State Income Tax Expense (Benefit) (Net of Federal Benefit)	(633,168)	1.15%
Tax Expense (Benefit) on Permanent Items(1)	(952,365)	1.73%
Provision to Return Adjustment	399,015	(0.72)%
Change in State Rate	3,699,763	(6.71)%
Change in Valuation Allowance(2)	—	0.00%
Total Tax Expense (Benefit)	$(9,064,336)	16.45%

(1)	Permanent Items are made up of dividends received deductions, non-deductible expenses from K-1s, and tax exempt income from K-1s.
(2)
As of November 30, 2025, the Fund had unrealized gains in excess of the Fund’s deferred tax assets; therefore, the Fund determined the deferred tax assets were realizable and a valuation allowance was not needed.

At November 30, 2025, the Fund had $0 in current tax expense and $9,064,336 in deferred tax benefit.
At November 30, 2025, the tax cost basis of investments was $350,339,454 and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$492,510,558
Gross unrealized depreciation	(4,563,562)
Net unrealized appreciation	$487,946,996

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to timing differences of income recognition from the Fund’s MLP investments and wash sales on security transactions.
For the year ended November 30, 2025, the Fund’s dividends and distributions were expected to be comprised of 100% ordinary income and 0% return of capital. The tax character of distributions paid for the year ended November 30, 2025 will be determined in early 2026. For the year ended November 30, 2024, the Fund’s dividends and distributions were comprised of 100% ordinary income and 0% return of capital.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed or expected to be filed since inception of the Fund. No income tax returns are currently under examination. The tax years since 2022 remain subject to examination by the tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

13

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Continued)
6. INVESTMENT TRANSACTIONS
For the year ended November 30, 2025, the Fund purchased (at cost) and sold securities (proceeds) in the amount of $226,235,860 and $308,271,899 (excluding short-term securities), respectively.
7. SHARE TRANSACTIONS
Shares of each class have the same voting and other rights and preferences as the other classes for matters that affect the Fund as a whole. All shares of the Fund have equal voting rights and liquidation rights. Transactions of shares of the Fund were as follows:

	For the Year Ended November 30, 2025		For the Year Ended November 30, 2024
	Amount	Shares	Amount	Shares
Class A Shares
Sold	$4,321,032	447,795	$6,648,948	813,816
Dividends Reinvested	1,808,319	190,790	1,788,459	215,475
Redeemed	(8,371,259)	(874,139)	(10,639,384)	(1,263,663)
Net Increase/(Decrease)	$(2,241,908)	(235,554)	$(2,201,977)	(234,372)
Class C Shares
Sold	$562,482	66,321	$391,742	49,881
Dividends Reinvested	844,308	99,269	955,595	127,352
Redeemed	(4,770,248)	(553,401)	(5,410,480)	(729,298)
Net Increase/(Decrease)	$(3,363,458)	(387,811)	$(4,063,143)	(552,065)
Class I Shares
Sold	$74,190,609	7,251,493	$70,772,471	7,937,179
Dividends Reinvested	28,087,071	2,783,851	27,778,812	3,177,007
Redeemed	(182,238,256)	(17,936,023)	(201,932,225)	(23,341,036)
Net Increase/(Decrease)	$(79,960,576)	(7,900,679)	$(103,380,942)	(12,226,850)

8. RISK FACTORS
International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the portfolio invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolios’ investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the portfolio could be significantly impacted.
9. RECENT ACCOUNTING PRONOUNCEMENTS
In this reporting period, the Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, acts as the Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource

14

MAINGATE MLP FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Continued)
allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
In December 2023, FASB issued Accounting Standards Update No. 2023-09, “Improvements to Income Tax Disclosures”. ASU 2023-09 clarifies the guidance in ASC 740 to enhance the transparency and decision- usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The amendments are intended to address investors’ requests for income tax disclosures that provide more information to help them better understand an entity’s exposure to potential changes in tax laws and the ensuing risks and opportunities and to assess income tax information that affects cash flow forecasts and capital allocation decisions. The guidance is effective for fiscal years, beginning after December 15, 2024. Management is still evaluating the impact of applying this update, but at the current time, Management doesn’t anticipate the adoption of this accounting standard update to be material to the Fund’s operations.
10. SUBSEQUENT EVENTS
The Fund has adopted standards which establish general standards of accounting for disclosure of events that occur after the Statement of Assets and Liabilities date, but before the financial statements are issued. The Fund has performed an evaluation of subsequent events through the date the financial statements were issued.
On January 15, 2026, the Fund declared a distribution payable of $0.1250 per share, to Class A shareholders, Class C shareholders, and Class I shareholders of record on January 16, 2026, and was paid on January 21, 2026.

15

MAINGATE MLP FUND
Report of Independent Registered Public Accounting Firm
Shareholders of MainGate MLP Fund and
Board of Trustees of MainGate Trust
Memphis, Tennessee
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MainGate MLP Fund (the “Fund”), including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations and for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for the year ended November 30, 2021 were audited by other auditors whose report dated January 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.
Memphis, Tennessee
January 23, 2026

16

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	Management concluded there were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 7, 2012.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment management companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MainGate Trust

By (Signature and Title)*	/s/ Matthew G. Mead
Matthew G. Mead, Principal Executive Officer

Date	1/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew G. Mead
Matthew G. Mead, Principal Executive Officer

Date	1/29/2026

By (Signature and Title)*	/s/ Geoffrey P. Mavar
Geoffrey P. Mavar, Principal Financial Officer

Date	1/29/2026